UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New Jersey Long-Term Tax-Exempt Fund Investor Shares - VNJTX

New Jersey Long-Term Tax-Exempt Fund Admiral™ Shares - VNJUX

Vanguard New Jersey Long-Term Tax-Exempt Fund

Investor Shares (VNJTX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,150
Number of Portfolio Holdings	1,005
Portfolio Turnover Rate	4%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	9.5%
1 to 3 Years	4.2%
3 to 5 Years	2.7%
5 to 10 Years	12.8%
10 to 20 Years	36.1%
20 to 30 Years	30.7%
Greater than 30 Years	3.3%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR14

Vanguard New Jersey Long-Term Tax-Exempt Fund

Admiral™ Shares (VNJUX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,150
Number of Portfolio Holdings	1,005
Portfolio Turnover Rate	4%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	9.5%
1 to 3 Years	4.2%
3 to 5 Years	2.7%
5 to 10 Years	12.8%
10 to 20 Years	36.1%
20 to 30 Years	30.7%
Greater than 30 Years	3.3%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR514

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

New Jersey Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
New Jersey (90.2%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/2027	210	212
[1]	Atlantic City Board of Education GO	4.000%	4/1/2028	230	235
[1]	Atlantic City Board of Education GO	4.000%	4/1/2029	215	221
[1]	Atlantic City Board of Education GO	4.000%	4/1/2030	170	175
[1]	Atlantic City Board of Education GO	4.000%	4/1/2031	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/2032	175	179
[1]	Atlantic City Board of Education GO	4.000%	4/1/2033	180	183
[1]	Atlantic City Board of Education GO	4.000%	4/1/2034	150	152
[2]	Atlantic City NJ GO	5.000%	3/1/2032	750	761
[2]	Atlantic City NJ GO	5.000%	3/1/2037	4,420	4,470
[1]	Atlantic City NJ GO	5.000%	3/1/2037	1,010	1,022
[2]	Atlantic City NJ GO	5.000%	3/1/2042	710	715
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2028	250	261
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2029	200	213
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2035	350	379
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2036	275	283
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2037	710	726
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2038	350	356
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2039	300	305
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2047	810	776
	Atlantic County NJ GO	2.000%	6/1/2035	1,160	991
	Atlantic County NJ GO	2.000%	6/1/2038	785	627
	Atlantic County NJ GO	2.000%	6/1/2039	1,310	1,023
	Bergen County NJ GO	3.000%	7/15/2035	2,460	2,429
	Bergenfield Borough NJ GO	3.000%	8/1/2040	1,645	1,507
	Bergenfield Borough NJ GO	3.000%	8/1/2041	1,645	1,483
	Bergenfield Borough NJ GO	3.000%	8/1/2042	1,645	1,463
	Bloomingdale NJ Borough BAN GO	4.000%	2/10/2027	6,427	6,483
	Borough of New Providence NJ GO	3.000%	7/15/2037	1,500	1,424
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/2043	6,655	5,833
	Burlington County NJ GO	3.000%	5/1/2033	1,745	1,725
	Burlington County NJ GO	3.000%	5/1/2034	1,790	1,753
	Burlington Township Board of Education GO	2.250%	2/15/2043	2,565	1,967
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	4.000%	7/15/2027	100	100
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2032	970	1,014
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2042	585	590
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2052	1,865	1,794
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2062	10,120	9,511
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	25	26
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2047	500	520
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2052	2,325	2,399
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2062	7,655	7,863
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2032	515	522
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2034	500	506
	Camden County NJ GO	3.000%	3/1/2033	550	545
	Cape May County NJ GO	3.000%	9/1/2028	700	700
	Cape May NJ GO	3.000%	10/1/2031	1,000	991
	Cape May NJ GO	2.375%	10/1/2032	3,815	3,556
[1]	Carlstadt Borough NJ GO	2.000%	6/15/2032	1,700	1,517
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	500	555
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	550	611
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,020	1,125
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	775	855
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	2,500	2,743

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	1,600	1,746
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	660	720
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	1,600	1,735
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	910	987
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	2,600	2,805
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	1,920	2,071
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	1,950	2,090
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	2,420	2,594
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2043	1,725	1,838
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/2044	3,250	3,180
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2044	2,000	2,114
[1]	Clifton Board of Education GO	2.000%	8/15/2040	3,875	2,915
[1]	Clifton Board of Education GO	2.125%	8/15/2042	1,850	1,331
[1]	Clifton Board of Education GO	2.125%	8/15/2043	1,155	813
[1]	Clifton Board of Education GO	2.250%	8/15/2045	7,940	5,418
	Cumberland County Improvement Authority Intergovernmental Agreement Revenue (State Police Barracks Project)	5.000%	4/1/2051	1,205	1,266
	Cumberland County Improvement Authority Intergovernmental Agreement Revenue (State Police Barracks Project)	5.000%	4/1/2056	1,730	1,810
[2]	Deptford Township Board of Education GO	2.500%	7/15/2037	1,090	927
	East Brunswick Township Board of Education GO	4.000%	5/15/2033	350	363
	East Brunswick Township Board of Education GO	3.000%	5/15/2037	620	579
	East Brunswick Township Board of Education GO	3.000%	5/15/2038	500	463
	East Brunswick Township Board of Education GO	3.000%	5/15/2039	730	675
	East Brunswick Township Board of Education GO	3.000%	5/15/2040	755	676
	East Hanover Township NJ BAN GO	4.000%	6/16/2026	1,030	1,031
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2034	400	391
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2035	400	383
[2]	East Rutherford Board of Education GO	2.250%	7/15/2041	668	496
	Edgewater Borough NJ GO	1.000%	2/15/2034	1,105	898
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2030	165	168
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	539
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2040	375	386
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2046	815	742
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2051	3,300	2,851
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2054	500	487
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2056	11,030	9,281
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/2060	1,000	799
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2064	775	738
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2040	1,575	1,486
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2060	3,850	3,075
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/2035	250	270
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2037	300	306
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2038	615	623
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2040	665	669
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2056	3,800	3,531
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2060	1,000	919
	Essex County NJ GO	2.000%	9/1/2033	1,905	1,684
	Essex County NJ GO	3.000%	8/15/2034	1,495	1,464
	Essex County NJ GO	3.000%	8/15/2035	3,000	2,915
	Essex County NJ GO	3.000%	8/15/2036	4,880	4,689
	Essex County NJ GO	2.000%	9/1/2036	1,250	1,030
	Essex County NJ GO	2.000%	9/1/2037	2,035	1,638
	Essex County NJ GO	2.000%	9/1/2047	3,900	2,393
	Ewing Township Board of Education GO	4.000%	7/15/2034	3,040	3,079
	Ewing Township Board of Education GO	4.000%	7/15/2035	3,045	3,075
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/2039	1,950	1,817
	Fort Lee Borough NJ GO	2.000%	11/1/2033	2,715	2,381
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/2046	5,500	5,584
[4]	Freddie Mac Pool	3.350%	6/1/2038	4,137	3,810
	Freehold Township Board of Education GO	4.125%	8/15/2043	5,000	5,079
	Freehold Township Board of Education GO	4.250%	8/15/2045	8,000	8,093
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	3,200	3,340

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	6,535	6,039
	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/2038	850	850
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2033	275	297
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2034	350	377
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2038	1,750	1,788
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2051	2,500	2,361
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2036	725	793
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2038	1,150	1,245
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2039	650	701
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2040	1,250	1,343
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2041	1,150	1,230
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2042	700	745
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	1,000	1,061
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	2,535	2,778
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,000	1,056
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,600	1,738
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,128
[1]	Haddon Township NJ GO	2.000%	3/1/2032	970	881
	Hillsborough Township NJ BAN GO	3.750%	2/12/2027	6,250	6,288
	Hoboken NJ BAN GO	4.000%	3/8/2027	15,000	15,158
	Hoboken NJ GO	3.000%	2/15/2052	610	451
	Howell Township NJ GO	2.000%	10/1/2036	1,980	1,601
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2026	1,500	1,511
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2027	1,000	1,031
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2033	635	659
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,000	1,939
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	2,000	1,913
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	2,000	1,879
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	2,000	1,850
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	2,000	1,825
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	3,980	3,584
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	11,500	10,817
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/2037	2,120	2,157
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/2042	1,300	1,301
	Hudson County NJ GO	3.000%	11/15/2033	2,450	2,422
	Hudson County NJ GO	2.000%	11/15/2034	1,775	1,508
	Hudson County NJ GO	2.000%	11/15/2035	1,000	829
	Hudson County NJ GO	2.125%	11/15/2036	1,920	1,576
	Hudson County NJ GO	2.125%	11/15/2037	1,000	802
	Hudson County NJ GO	2.250%	11/15/2038	1,520	1,210
	Hudson County NJ GO	2.375%	11/15/2039	1,000	792
	Hudson County NJ GO	2.375%	11/15/2040	1,000	781
	Hudson County NJ GO	3.000%	11/15/2041	1,700	1,498
[1]	Jersey City Board of Education GO	5.000%	8/15/2038	350	387
[1]	Jersey City Board of Education GO	5.000%	8/15/2039	450	496
[1]	Jersey City Board of Education GO	4.000%	8/15/2040	650	665
[1]	Jersey City Board of Education GO	4.000%	8/15/2041	500	508
[1]	Jersey City Board of Education GO	4.125%	8/15/2042	875	889
[1]	Jersey City Board of Education GO	4.125%	8/15/2043	625	631
[1]	Jersey City Board of Education GO	4.125%	8/15/2044	1,150	1,151
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2041	800	943
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2042	400	469
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2044	840	928
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2044	1,250	1,444
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2045	750	820
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2045	460	527
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2046	400	433

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2048	1,000	1,119
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2051	3,645	3,862
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2051	1,465	1,630
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2055	2,475	2,731
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.000%	10/15/2056	5,450	5,726
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2041	400	471
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2042	1,000	1,171
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2044	365	422
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2045	250	286
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2048	1,200	1,343
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/2049	2,000	2,103
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/2054	1,455	1,543
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2055	1,570	1,732
	Jersey City NJ GO	4.000%	10/1/2026	1,180	1,184
	Jersey City NJ GO	5.000%	10/1/2027	3,560	3,661
	Jersey City NJ GO	5.000%	10/1/2028	2,425	2,551
	Jersey City NJ GO	5.000%	11/1/2031	510	524
	Jersey City NJ GO	5.000%	11/1/2033	415	425
[2]	Jersey City NJ GO	4.000%	10/1/2034	1,815	1,871
	Jersey City NJ GO	4.000%	11/1/2034	2,000	2,016
	Jersey City NJ GO	4.000%	11/1/2035	1,170	1,178
[2]	Jersey City NJ GO	4.000%	10/1/2037	2,860	2,915
	Jersey City NJ GO	5.000%	11/1/2037	1,000	1,020
	Jersey City NJ GO	3.000%	2/15/2038	7,635	7,110
[2]	Jersey City NJ GO	4.125%	10/1/2038	2,300	2,349
[2]	Jersey City NJ GO	4.375%	10/1/2042	2,000	2,030
	Jersey NJ BAN GO	4.000%	10/20/2026	1,210	1,216
[1]	Kearny NJ GO	3.000%	2/1/2030	1,680	1,679
[1]	Lakewood Township NJ GO	2.000%	11/1/2032	1,610	1,442
[1]	Lenape Regional High School District GO	4.000%	1/1/2041	3,750	3,808
[1]	Lenape Regional High School District GO	4.000%	1/1/2042	2,000	2,021
[2]	Lindenwold Boro School District GO	3.000%	2/1/2035	1,355	1,321
	Lodi Borough NJ GO	3.000%	2/1/2039	1,090	1,014
	Madison Borough Board of Education GO	1.000%	8/15/2031	2,525	2,251
	Mercer County NJ GO	0.050%	2/15/2032	5,000	3,991
	Middlesex County Improvement Authority College & University Revenue	5.000%	9/15/2039	640	732
	Middlesex County Improvement Authority College & University Revenue	5.000%	9/15/2041	505	573
[5]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	34,705	36,147
[3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB VRDO	2.850%	6/1/2026	9,650	9,650
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2043	1,000	1,129
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2044	525	588
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2045	895	994
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2046	625	687
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2051	3,250	3,484
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2056	2,000	2,126
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2059	7,500	7,941
	Middlesex County NJ GO	2.000%	6/1/2027	3,810	3,774
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/12/2027	5,000	5,057
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/2034	1,800	1,802
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/2036	50	51
	Monmouth County NJ GO	3.000%	7/15/2026	2,815	2,815
	Monmouth County NJ GO	5.000%	7/15/2034	580	618
	Monmouth Regional High School District GO	3.000%	2/1/2032	1,255	1,256
	Monmouth Regional High School District GO	3.000%	2/1/2033	1,015	1,015
[6]	Montclair State University Inc. College & University Revenue	5.000%	7/1/2044	1,000	1,072
[6]	Montclair State University Inc. College & University Revenue	5.000%	7/1/2045	500	532
[6]	Montclair State University Inc. College & University Revenue	5.000%	7/1/2046	900	951
[2,6]	Montclair State University Inc. College & University Revenue	5.250%	7/1/2051	3,900	4,140
[6]	Montclair State University Inc. College & University Revenue	5.250%	7/1/2056	8,350	8,741
	Moorestown Township School District GO	4.000%	8/1/2049	5,000	4,784
	Moorestown Township School District GO	4.000%	8/1/2050	5,000	4,742
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2030	2,000	2,011
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	1,025	1,028
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2026	605	605
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,320	2,324
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,160	1,161
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	4,000	4,082
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	2,220	2,354
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	1,035	1,033
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/2030	2,100	2,105

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	2,215	2,197
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	2,850	2,861
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	11,165	11,324
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	6,075	6,086
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	3,405	3,444
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	700	706
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	40	38
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2031	100	107
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	4,165	4,415
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2037	1,440	1,518
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2039	2,125	2,229
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	9,495	9,200
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2049	6,875	6,372
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	4,970	5,029
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	5,060	5,126
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	2,500	2,539
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2028	6,790	7,212
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2035	500	534
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2045	735	747
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.375%	7/1/2047	310	289
	New Jersey Economic Development Authority Charter School Aid Revenue	5.125%	11/1/2055	2,920	2,876
	New Jersey Economic Development Authority Charter School Aid Revenue	5.250%	11/1/2060	2,475	2,460
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/2029	640	640
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	825	825
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2049	380	366
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2054	2,185	2,080
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/2029	355	355
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2038	795	799
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2050	1,100	1,034
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2026	535	536
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2027	560	569
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2037	130	127
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/2048	2,465	2,473
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	650	663
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	1,470	1,492
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2042	8,210	8,299
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	3,270	3,290
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	5,000	5,160
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/2041	3,105	3,105
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2049	5,000	4,757
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	4,905	4,813
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,065	1,207
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2038	2,440	2,751
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	4,000	4,491
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/2026	2,515	2,516
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2031	345	369
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	4,500	4,756
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	4,400	4,428

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	3,605	3,614
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2026	500	500
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2030	600	621
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2037	2,385	2,454
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	6,225	6,359
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	2,900	2,975
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,290	4,400
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,800	1,846
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2035	2,290	2,403
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/2040	3,065	3,095
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	940	943
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	600	578
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,500	2,509
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	3,750	3,755
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	6,085	5,965
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,350	1,351
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,460	1,420
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	1,750	1,686
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	6,905	6,253
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	8,000	7,885
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	2,345	2,409
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	6,000	6,112
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	6,000	6,290
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	500	501
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	935	956
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	3,000	3,003
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	295	304
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	250	245
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	490	501
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	565	566
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	4,000	4,004
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	10,265	10,279
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	6,250	6,256
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	2,150	2,154
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2032	285	285
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,000	1,023
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,845	2,901
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	3,000	3,070
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,305	2,308
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,890	2,893
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	420	451
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2033	390	390
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,500	2,552
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,340	2,384
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	430	430
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	95
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,475	2,477
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	680	727
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,825	1,865
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,485	1,582
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,500	2,549
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,340	2,381
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	850	851
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,475	1,476
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2035	321	321
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,130	1,200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	2,485	2,527
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	2,100	2,102
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	25	23
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	1,175	991
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	1,800	1,794
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	775	768
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	4,975	5,076
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	3,285	3,478
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	25	22

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	2,350	1,934
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,100	1,160
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,340	1,341
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	930	944
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	1,980	2,081
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	750	811
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	2,000	1,568
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	600	607
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,050	1,100
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	2,000	1,531
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2040	110	95
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2040	1,000	1,007
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,685	2,621
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	1,230	1,231
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	3,025	2,250
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2041	350	287
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2041	850	856
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	2,030	2,238
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	515	382
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	750	751
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	2,080	2,100
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	9,880	10,868
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2043	2,160	2,349
	New Jersey Educational Facilities Authority College & University Revenue	3.500%	7/1/2044	150	124
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2044	1,400	1,511
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	12,640	12,942
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	440	413
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2046	2,390	1,787
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	6,160	5,388
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	850	811
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	4,970	3,947
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/2049	1,400	1,149
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	8,190	5,931
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	9,480	8,308
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	2,850	2,677
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2052	1,125	1,038
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	11,000	10,474
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	9,965	10,623
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2028	275	286
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2029	400	423
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2030	280	300
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2031	275	299
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2032	250	272
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2033	275	298
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2034	350	334
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2035	225	212
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2036	375	384
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2037	820	748
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2038	300	305
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2039	770	679
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2040	275	240
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	5,000	5,762
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	2.850%	6/1/2026	8,000	8,000
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	2.850%	6/1/2026	7,400	7,400
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	1.600%	6/4/2026	5,625	5,625
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2026	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2039	2,810	3,061
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2040	2,000	2,172
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	3,750	4,057
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,140	1,229
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,515	2,700
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	2,120	2,148
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/2053	2,230	2,328
	New Jersey GO	2.000%	6/1/2032	3,400	3,089
	New Jersey GO	2.000%	6/1/2033	1,500	1,332
	New Jersey GO	2.000%	6/1/2034	2,500	2,165
	New Jersey GO	2.250%	6/1/2034	2,785	2,487
	New Jersey GO	2.000%	6/1/2035	1,500	1,266
	New Jersey GO	2.000%	6/1/2036	1,500	1,232
	New Jersey GO	2.000%	6/1/2037	1,500	1,201

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	5.000%	6/1/2041	5,000	5,111
	New Jersey GO	5.000%	6/1/2042	4,500	4,593
	New Jersey GO, Prere.	5.000%	6/1/2027	4,000	4,096
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2028	1,225	1,274
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2034	1,705	1,760
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2035	630	649
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2038	1,105	1,134
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	115	115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	10	10
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,100	2,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,325	1,355
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,860	2,863
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/2029	465	465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,940	2,943
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,950	1,984
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,000	2,128
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,200	2,203
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,700	2,871
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,850	1,882
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	500	500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,310	2,313
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	303
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,055	2,059
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,695	1,628
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,455	2,592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/2033	3,620	3,479
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,220	1,222
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	6,385	6,397
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,305	3,482
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,340	2,348
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,613
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,000	5,619
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,725	2,728
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,040	2,142
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,190	2,197
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,607
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,000	1,012
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	750	765
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	6,910	7,052
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,080	3,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,597
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2036	2,000	1,665
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,750	3,781
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	1,016
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	6,000	6,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,365	2,406
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,590
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,000	5,753
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,670	4,696
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,755	6,881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,600	3,659
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,645	1,735
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,130	1,040
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,360	4,375
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,380	1,393
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/2038	1,530	1,513
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	1,030	936
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,955	3,961
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	7,000	7,038
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	13,000	13,219
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	8,185	8,208
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2039	5,000	5,872
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	3,240	2,907
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,075	4,081
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	8,000	7,907
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2040	5,000	5,839

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	2,625	2,327
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	12,500	12,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	5,000	5,464
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2041	5,000	5,805
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	7,500	8,138
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2042	5,000	5,760
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,625	5,635
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,217
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2043	1,750	2,003
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	11,790	11,323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	2,000	2,205
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	7,000	6,683
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/2046	2,500	1,675
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2046	6,480	5,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	9,855	9,266
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	5,395	4,759
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	18,165	16,080
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2049	10,420	7,954
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/2051	3,235	2,020
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	8,175	6,065
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	13,130	9,836
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	21,200	19,869
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,280	2,743
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/2054	24,575	23,001
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/2054	3,185	3,039
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,600	10,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,010	9,481
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	6/1/2026	16,445	16,445
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2026	65	65
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,165	1,167
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	800	801
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,002
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,875	2,880
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,745	2,750
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,995	2,002
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,000	1,001
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	640	647
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/2031	2,230	2,035
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	6,355	6,357
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2035	11,640	11,644
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/2036	1,150	967
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2037	2,965	3,022
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2038	3,365	3,354
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.375%	1/1/2039	3,263	2,717
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/2039	4,830	4,830
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	5/1/2040	5,530	5,544
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	2,030	1,624
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	2,935	3,043
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/2040	2,150	1,716
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2041	6,930	7,142
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,000	792
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2042	10,860	11,017
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/2043	1,100	1,069
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2044	4,710	4,711
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2045	3,240	2,404
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	10/1/2045	10,765	11,089
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2045	1,000	718
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/2045	1,000	952
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/2046	3,825	2,691
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/2046	4,815	4,835
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	1,000	724
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2047	675	626
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2048	825	769
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2049	2,200	2,016
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	865	679
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	6,650	6,745
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2050	1,000	684
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.900%	11/1/2050	3,000	3,037
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.150%	11/1/2050	3,000	3,093
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	9,680	9,665

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/2051	1,000	693
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/2052	4,895	3,254
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	1,890	1,861
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2053	8,000	8,548
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	12,015	12,440
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2053	650	585
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	3,355	3,275
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	7,165	6,995
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2055	5,730	6,173
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.950%	11/1/2055	1,500	1,513
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.200%	11/1/2055	5,000	5,124
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	10,515	11,698
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/2056	1,000	653
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,000	673
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	1,825	1,777
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	3,940	3,837
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	11/1/2060	3,720	3,769
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	11/1/2060	2,000	2,059
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/2065	5,089	5,479
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	9/1/2067	2,725	2,765
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	1,695	1,696
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,720	1,723
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	1,741	1,744
[3,8]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.670%	6/4/2026	500	500
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2044	800	876
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2044	1,300	1,447
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2045	1,340	1,476
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/2046	1,680	1,078
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2046	2,000	2,154
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2046	350	382
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2049	2,065	2,190
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/2051	2,440	1,454
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2051	1,000	1,069
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2052	2,230	2,322
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2055	1,000	1,059
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue, Prere.	2.125%	9/1/2031	40	38
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue, Prere.	2.250%	9/1/2031	60	58
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2040	2,705	1,991
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2046	6,655	4,161
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/2050	5,530	3,351
	New Jersey Infrastructure Bank Water Revenue	4.000%	9/1/2027	200	201
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2031	925	983
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2033	330	349
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2040	1,200	1,348
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2041	2,000	2,229
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2042	2,000	2,217
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2043	6,670	7,348
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2044	2,000	2,194
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2045	5,250	5,706
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2050	9,500	10,267
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2055	8,000	8,580
	New Jersey Rutgers State University College & University Revenue VRDO	2.450%	6/1/2026	18,715	18,715
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	825	826
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,995	2,948
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	6,020	5,926
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	5,285	5,292
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	3,070	3,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	11,685	12,237
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	565	524
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	4,705	4,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	2,955	3,121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	5,500	5,810
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	6,035	6,043
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,270	1,272
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,000	3,195
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,130	1,204
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,060	4,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	9,305	9,317

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,650	10,664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,000	5,416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,335	1,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	14,045	14,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,025	2,066
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	10,105	8,174
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,030	830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	1,000	1,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	12,240	12,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	1,000	1,064
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	285	213
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	3,250	3,396
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	875	598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	6,775	4,626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	8,335	5,440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,700	1,762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	9,720	6,037
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	2,000	2,012
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	1,000	1,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	26,240	14,749
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	1,000	1,052
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	4,760	4,761
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	18,820	17,725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10,255	10,751
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	19,000	14,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	8,150	7,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	9,365	9,832
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/2028	1,245	1,322
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/2032	1,000	1,168
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	2,000	2,026
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,000	3,004
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	2,495	2,281
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	13,125	12,531
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	1,965	2,034
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	14,400	12,631
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	16,780	12,491
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	1,250	1,148
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,070	5,565
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	1.720%	6/4/2026	9,535	9,535
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	5,525	5,868
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2030	215	238
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	8,000	8,955
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	8,680	8,762
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,055	11,063
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,913
[1]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	4,000	4,000
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	29,250	31,789
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	2,325	2,558
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,275	1,395
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	7,500	8,151
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	2,000	2,190
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	4,100	4,463
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	536
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	6,675	7,201
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	10,590	11,253
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	6,515	6,962
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	8,185	7,686
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	1,675	1,763

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	2,000	2,115
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	4,000	4,106
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	42,125	44,126
[3,8]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.850%	6/1/2026	4,000	4,000
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	6/1/2026	9,665	9,665
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	6/1/2026	29,195	29,195
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	6/1/2026	5,250	5,250
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	12,000	7,453
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	4,080	2,410
[3,8,9]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	1.660%	6/4/2026	855	855
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	175	110
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	680	708
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	575	609
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,495	2,812
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	1,000	1,103
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	500	555
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,023
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	375	419
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	3,890	4,003
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,000	1,078
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	16,795	18,195
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,320	2,546
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	4,635	4,986
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,525	2,746
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	33,920	36,290
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,000	2,163
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	3,555	3,579
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	23,920	25,484
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	19,660	21,145
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	11,795	11,183
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	6,000	6,317
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	16,615	15,941
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	11,315	11,955
	New Jersey Turnpike Authority Highway Revenue	4.750%	1/1/2055	10,000	10,197
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	41,480	44,264
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.850%	6/1/2026	8,000	8,000
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.850%	6/1/2026	7,030	7,030
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.850%	6/1/2026	9,115	9,115
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.600%	6/4/2026	3,990	3,990
	New Milford Borough NJ GO	2.000%	4/1/2032	270	245
[2]	Newark Board of Education GO	5.000%	7/15/2032	875	961
[2]	Newark Board of Education GO	5.000%	7/15/2033	520	568
[2]	Newark Board of Education GO	4.000%	7/15/2035	500	515
[2]	Newark Board of Education GO	4.000%	7/15/2036	475	487
[2]	Newark Board of Education GO	4.000%	7/15/2037	450	460
[2]	Newark Board of Education GO	3.000%	7/15/2038	1,350	1,225
[2]	Newark Board of Education GO	3.000%	7/15/2039	1,550	1,382
[2]	Newark Board of Education GO	3.000%	7/15/2040	3,025	2,636
[2]	Newark Board of Education GO	3.000%	7/15/2041	3,855	3,304
[2]	Newark Board of Education GO	3.000%	7/15/2042	800	673
[7]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	5,500	5,853
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/2037	8,600	8,623
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,000	1,083
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	3,920	4,175
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	9,370	10,283
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.250%	2/1/2043	1,075	1,118
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.500%	2/1/2051	1,600	1,639
	North Brunswick Township Board of Education GO	3.250%	8/15/2031	395	397
	North Brunswick Township Board of Education GO	3.375%	8/15/2037	1,695	1,660
	North Brunswick Township Board of Education GO	4.000%	5/15/2045	4,600	4,606
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2037	1,485	1,719
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2038	1,000	1,161
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2039	1,100	1,274
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2040	1,100	1,275
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2041	1,000	1,157
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2042	1,045	1,204
	Ocean City NJ GO	2.250%	9/15/2032	2,370	2,166

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ocean City NJ GO	3.000%	10/15/2037	4,380	4,129
	Ocean City NJ GO	2.000%	10/15/2038	4,380	3,549
	Ocean County NJ GO	4.375%	11/1/2041	3,405	3,592
	Orange Township NJ BAN GO	4.000%	3/17/2027	9,680	9,743
	Passaic County Improvement Authority Charter School Aid Revenue	4.125%	7/1/2033	965	980
	Passaic County Improvement Authority Charter School Aid Revenue	4.500%	7/1/2040	2,300	2,317
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	7/1/2044	1,000	1,014
	Passaic County Improvement Authority Charter School Aid Revenue	4.750%	1/1/2045	1,060	1,023
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2055	1,000	952
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2060	1,700	1,573
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	4.250%	7/1/2033	465	472
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.250%	7/1/2043	1,560	1,601
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.375%	7/1/2053	1,880	1,896
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.500%	7/1/2058	2,015	2,040
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/2033	720	721
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (North Borough Haledon Project)	4.000%	12/1/2054	865	800
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2033	110	114
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2034	125	129
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2036	145	138
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2037	150	141
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2044	755	628
	Passaic County Improvement Authority Miscellaneous Revenue (Paterson City Project)	5.000%	6/15/2035	1,200	1,223
	Passaic County NJ GO	3.000%	5/1/2032	540	540
	Passaic County NJ GO	1.000%	12/1/2035	1,675	1,288
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2035	1,615	1,534
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2036	1,495	1,398
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2037	1,935	1,779
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2038	970	875
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2039	500	444
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2041	360	390
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2043	800	860
	Paterson NJ GO	4.750%	3/1/2027	10,000	10,006
	Rancocas Valley Regional High School District GO	3.000%	3/15/2039	1,300	1,216
	Rancocas Valley Regional High School District GO	3.000%	3/15/2040	1,300	1,174
	Ridgewood Bergen County NJ GO	2.000%	1/15/2042	505	380
	Riverdale Borough NJ BAN GO	3.500%	3/2/2027	5,206	5,239
	Saddle Brook Township NJ GO	2.125%	2/15/2033	500	443
	Saddle Brook Township NJ GO	2.250%	2/15/2034	500	439
	Salem County NJ GO	2.000%	6/15/2028	1,150	1,114
[2]	Salem County NJ GO	3.000%	6/15/2033	270	266
	Salem County NJ GO	2.000%	6/15/2036	1,680	1,348
	Salem County NJ GO	2.000%	6/15/2037	1,835	1,434
[2]	Sayreville School District GO	4.000%	1/15/2042	2,160	2,165
	South Hackensack NJ BAN GO	3.500%	10/14/2026	1,698	1,702
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2034	1,915	1,929
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2039	2,910	2,913
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	200	211
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,140	1,204
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	500	538
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	500	537
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	500	536
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	500	534
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	500	533
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2038	1,500	1,671
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2039	2,285	2,322
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	1,000	1,080
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	2,110	2,339
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	2,125	2,127
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2040	3,750	4,029
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	3,250	3,431
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	1,750	1,871
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,975	9,264
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	2,000	2,074
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	2,635	2,625
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	12,235	11,038
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	3,265	3,035

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	1,305	1,213
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	5,900	6,115
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	3,650	3,800
	South Orange & Maplewood School District GO	2.000%	11/1/2031	215	197
	South Orange & Maplewood School District GO	2.000%	8/15/2032	115	104
	South Orange & Maplewood School District GO	2.000%	8/15/2034	205	177
	South Orange & Maplewood School District GO	2.250%	11/1/2037	1,120	919
	South Orange & Maplewood School District GO	3.000%	8/15/2038	1,125	1,052
	South Orange & Maplewood School District GO	2.250%	11/1/2038	1,000	804
[2]	South Orange & Maplewood School District GO	2.500%	11/1/2039	1,955	1,606
	South Orange & Maplewood School District GO	2.000%	8/15/2040	1,550	1,139
	South Orange & Maplewood School District GO	2.125%	8/15/2041	1,525	1,107
	South Orange & Maplewood School District GO	2.500%	11/1/2042	3,100	2,360
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/2041	1,100	965
	Tenafly School District GO	3.375%	8/1/2039	1,670	1,643
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,985	4,150
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,560
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,750	5,966
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,645	2,738
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,955	3,056
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	13,675	14,102
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,595	2,675
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	5,910	5,924
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	8,650	8,901
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	21,815	21,616
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	6,200	6,017
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/2046	4,045	4,049
	Toms River Board of Education GO	3.000%	7/15/2033	175	163
	Toms River Board of Education GO	3.000%	7/15/2036	1,815	1,615
	Toms River Board of Education GO	3.000%	7/15/2037	1,925	1,686
	Toms River Board of Education GO	3.000%	7/15/2038	750	647
	Township of Edison NJ GO	2.000%	3/15/2035	970	808
	Township of Nutley NJ BAN GO	3.500%	3/12/2027	7,605	7,647
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/1/2038	1,140	1,235
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/2054	2,500	2,364
	Union County Township NJ BAN GO	4.000%	2/26/2027	12,000	12,118
	Union County Township NJ GO	1.000%	8/1/2032	1,094	927
	Vineland NJ GO	4.000%	11/1/2041	2,600	2,622
[2]	West Deptford Township Board of Education GO	4.250%	7/15/2044	2,200	2,220
	West Deptford Township NJ GO	3.000%	2/15/2032	640	641
	West Orange NJ BAN GO	3.750%	11/3/2026	10,000	10,039
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/2036	3,325	2,888
	Willingboro Township NJ GO	2.125%	9/1/2033	200	174
[1]	Willingboro Township School District GO	4.125%	8/15/2043	4,075	4,142
	Woolwich Township NJ GO	3.000%	5/1/2040	1,740	1,602
	Woolwich Township NJ GO	3.000%	5/1/2041	1,740	1,576
					2,839,816
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
Delaware (0.7%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2034	170	188
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	1,000	965
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	1,000	952
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2036	170	187
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	1,000	936
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	350	384
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	170	186
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	1,000	920
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	170	186
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	600	670
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2039	150	163
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2040	700	708
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	170	185
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	500	554
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	650	720
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2041	450	454
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	185	200

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	1,440	1,583
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	750	825
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2042	750	754
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	170	182
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,500	1,638
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,000	1,092
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	1,500	1,631
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	750	815
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	1,745	1,882
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	700	755
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2046	1,000	966
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2049	1,005	1,047
				21,728
Guam (0.3%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	250	273
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	115	125
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	120	129
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	4,970	5,111
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,665	1,733
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	200	199
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	390	426
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,780	1,723
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	391
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	55	57
				10,167
New York (5.2%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	505	519
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,560	5,904
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,140	3,199
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	3,300	3,827
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	1,000	1,014
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	4,605	5,273
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,000	1,129
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	500	560
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	1,530	1,734
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	2,555	2,844
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	4,000	4,381
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2042	675	761
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	240	266
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,000	2,248
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,000	1,105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	525	572
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,730	1,884
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,310	1,434
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,095	1,209
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,480	1,606
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2045	2,005	2,197
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,145	2,345
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	2,575	2,477
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2046	1,550	1,680
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,430
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2047	615	643
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	3,315	3,486
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2048	1,470	1,568
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	3,500	3,687
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	6,850	7,217
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2049	8,000	7,331
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	11,825	12,456
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2052	5,000	5,189
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	2,000	2,096
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	19,105	19,933
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	5,170	5,400
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	31,745	33,189
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	1,200	1,286
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	4,000	4,290
				164,369
Pennsylvania (1.4%)
Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	2,250	2,300
Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	135	143

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2034	1,660	1,661
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	1,000	1,021
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	135	142
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2035	175	184
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	2,260	2,304
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	155	163
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	5,490	5,593
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	150	157
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	17,000	17,234
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	1,000	1,044
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2038	3,900	4,061
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	3,500	3,638
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	1,000	1,124
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,117
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	875	973
					42,859
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,647	1,673
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,547	2,676
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	3,663	3,965
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	680	496
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	2,708	2,712
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,298	2,290
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	4,633	4,574
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,083	3,886
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,080	1,128
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	5,010	5,256
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,315	2,441
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	285	296
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	780	812
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	70	74
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,260	2,167
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,000	959
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	703	679
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	602	546
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,128	948
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	37	31
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	843	655
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	4,110	4,092
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	178	177
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	1,000	931
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,134	1,090
					44,814
Total Tax-Exempt Municipal Bonds (Cost $3,144,535)					3,123,854

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,011	2,768
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,525	1,071
Total Taxable Municipal Bonds (Cost $3,400)				3,839
Total Investments (99.3%) (Cost $3,147,935)				3,127,693
Other Assets and Liabilities—Net (0.7%)				22,130
Net Assets (100%)				3,149,823
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $163,934, representing 5.2% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $1,058 have been segregated as initial margin for open futures contracts.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	106	21,896	45
5-Year U.S. Treasury Note	September 2026	160	17,154	85
10-Year U.S. Treasury Note	September 2026	59	6,480	22
Ultra 10-Year U.S. Treasury Note	September 2026	185	20,734	85
				237

Short Futures Contracts
Long U.S. Treasury Bond	September 2026	(31)	(3,479)	(21)
Ultra Long U.S. Treasury Bond	September 2026	(20)	(2,288)	(14)
				(35)
				202

New Jersey Long-Term Tax-Exempt Fund

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
6/29/2026	RBC	525	Buy	10-Year MMD AAA General Obligation Scale	3.380%	18	18	—
8/20/2026	RBC	2,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	7	7	—
8/20/2026	MSBNA	860	Buy	5-Year MMD AAA General Obligation Scale	2.840%	5	5	—
9/10/2026	JPMC	3,000	Buy	10-Year MMD AAA General Obligation Scale	3.190%	20	20	—
9/25/2026	JPMC	1,315	Buy	10-Year MMD AAA General Obligation Scale	3.360%	29	29	—
9/28/2026	JPMC	655	Buy	10-Year MMD AAA General Obligation Scale	3.400%	17	17	—
9/28/2026	RBC	130	Buy	10-Year MMD AAA General Obligation Scale	3.500%	5	5	—
9/30/2026	JPMC	265	Buy	10-Year MMD AAA General Obligation Scale	3.450%	8	8	—
						109	109	—
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,147,935)	3,127,693
Investment in Vanguard	69
Cash	4
Receivables for Investment Securities Sold	705
Receivables for Accrued Income	46,202
Receivables for Capital Shares Issued	3,010
Variation Margin Receivable—Futures Contracts	21
Unrealized Appreciation—Over-the-Counter Swap Contracts	109
Other Assets	102
Total Assets	3,177,915
Liabilities
Payables for Investment Securities Purchased	22,611
Payables for Capital Shares Redeemed	2,729
Payables for Distributions	2,621
Payables to Vanguard	131
Total Liabilities	28,092
Net Assets	3,149,823
At May 31, 2026, net assets consisted of:

Paid-in Capital	3,218,362
Total Distributable Earnings (Loss)	(68,539)
Net Assets	3,149,823

Investor Shares—Net Assets
Applicable to 35,567,167 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	406,176
Net Asset Value Per Share—Investor Shares	$11.42

Admiral™ Shares—Net Assets
Applicable to 240,250,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,743,647
Net Asset Value Per Share—Admiral Shares	$11.42

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	57,165
Total Income	57,165
Expenses
The Vanguard Group—Note C
Investment Advisory Services	199
Management and Administrative—Investor Shares	220
Management and Administrative—Admiral Shares	927
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	70
Custodian Fees	6
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	1,463
Expenses Paid Indirectly	(6)
Net Expenses	1,457
Net Investment Income	55,708
Realized Net Gain (Loss)
Investment Securities Sold	431
Futures Contracts	(1,347)
Swap Contracts	307
Realized Net Gain (Loss)	(609)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,103)
Futures Contracts	248
Swap Contracts	(243)
Change in Unrealized Appreciation (Depreciation)	(1,098)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,001

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,708	98,711
Realized Net Gain (Loss)	(609)	(11,581)
Change in Unrealized Appreciation (Depreciation)	(1,098)	(10,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,001	76,588
Distributions
Investor Shares	(6,859)	(11,206)
Admiral Shares	(47,937)	(85,934)
Total Distributions	(54,796)	(97,140)
Capital Share Transactions
Investor Shares	50,233	59,999
Admiral Shares	182,849	275,796
Net Increase (Decrease) from Capital Share Transactions	233,082	335,795
Total Increase (Decrease)	232,287	315,243
Net Assets
Beginning of Period	2,917,536	2,602,293
End of Period	3,149,823	2,917,536

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.42	$11.55	$11.21	$11.06	$12.75	$12.66
Investment Operations
Net Investment Income[1]	.207	.410	.393	.376	.345	.342
Net Realized and Unrealized Gain (Loss) on Investments	(.003)	(.137)	.333	.146	(1.614)	.190
Total from Investment Operations	.204	.273	.726	.522	(1.269)	.532
Distributions
Dividends from Net Investment Income	(.204)	(.403)	(.386)	(.372)	(.344)	(.342)
Distributions from Realized Capital Gains	—	—	—	—	(.077)	(.100)
Total Distributions	(.204)	(.403)	(.386)	(.372)	(.421)	(.442)
Net Asset Value, End of Period	$11.42	$11.42	$11.55	$11.21	$11.06	$12.75
Total Return[2]	1.80%	2.49%	6.58%	4.81%	-10.06%	4.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$406	$356	$298	$268	$250	$305
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.66%	3.44%	3.39%	2.99%	2.68%
Portfolio Turnover Rate	4%	27%	41%	36%	38%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%, 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.42	$11.55	$11.21	$11.06	$12.75	$12.66
Investment Operations
Net Investment Income[1]	.210	.416	.402	.385	.354	.353
Net Realized and Unrealized Gain (Loss) on Investments	(.004)	(.137)	.333	.146	(1.614)	.189
Total from Investment Operations	.206	.279	.735	.531	(1.260)	.542
Distributions
Dividends from Net Investment Income	(.206)	(.409)	(.395)	(.381)	(.353)	(.352)
Distributions from Realized Capital Gains	—	—	—	—	(.077)	(.100)
Total Distributions	(.206)	(.409)	(.395)	(.381)	(.430)	(.452)
Net Asset Value, End of Period	$11.42	$11.42	$11.55	$11.21	$11.06	$12.75
Total Return[2]	1.82%	2.55%	6.66%	4.89%	-9.99%	4.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,744	$2,561	$2,304	$2,102	$1,997	$2,453
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.69%	3.72%	3.52%	3.47%	3.07%	2.76%
Portfolio Turnover Rate	4%	27%	41%	36%	38%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $69,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New Jersey Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,123,854	—	3,123,854
Taxable Municipal Bonds	—	3,839	—	3,839
Total	—	3,127,693	—	3,127,693
Derivative Financial Instruments
Assets
Futures Contracts[1]	237	—	—	237
Swap Contracts	—	109	—	109
Total	237	109	—	346
Liabilities
Futures Contracts[1]	(35)	—	—	(35)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,150,446
Gross Unrealized Appreciation	43,165
Gross Unrealized Depreciation	(65,607)
Net Unrealized Appreciation (Depreciation)	(22,442)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $50,705,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended May 31, 2026, the fund purchased $399,018,000 of investment securities and sold $119,600,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $3,400,000 and sales were $17,790,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	108,637	9,521	145,916	13,033
Issued in Lieu of Cash Distributions	5,865	514	9,628	860
Redeemed	(64,269)	(5,640)	(95,545)	(8,542)
Net Increase (Decrease)—Investor Shares	50,233	4,395	59,999	5,351
Admiral Shares
Issued	331,021	29,010	619,296	55,635
Issued in Lieu of Cash Distributions	33,347	2,921	59,666	5,331
Redeemed	(181,519)	(15,933)	(403,166)	(36,189)
Net Increase (Decrease)—Admiral Shares	182,849	15,998	275,796	24,777
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

New Jersey Long-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q142 072026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.